INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right Of Use Asset And Liability Stopped Here
Deferred tax asset valuation allowance, beginning balance	$ (2,132,583)	$ (670,986)
Deferred tax asset valuation allowance, Increase	3,191	(1,461,597)
Deferred tax asset valuation allowance, Ending balance	$ (2,129,392)	$ (2,132,583)